Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Net income (loss)	$ 10,220	$ (29,808)	$ (9,943)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
(REVERSAL OF) PROVISION FOR LOAN LOSSES	(3,280)	14,803	1,147
Increase (decrease) in off-balance sheet reserves	701	149	(159)
Depreciation, amortization and accretion	7,599	7,142	10,119
Impairment of bank properties and equipment and real estate owned	2,666	1,059	204
Net gain on sales and calls of investment securities	(1,468)	(50)	(3,489)
(Gain) loss on other real estate owned	(43)	541	1,242
Decrease in fair value of interest rate lock commitments		119	728
Gain on sale of mortgage loans		(1,844)	(12,110)
Gain on sale of jumbo residential mortgage loans, net		(134)	(1,968)
Gain on sale of consumer loans	(1,444)	(459)
Gain on sale of branches	(10,553)
Mark-to-market on loans held-for-sale		1,098	1,752
Increase in cash surrender value of BOLI	(2,043)	(1,896)	(1,882)
Deferred income taxes	1,124	1,313	297
Stock-based compensation	1,982	871	613
Shares contributed to employee benefit plans		2,141	1,580
Derivative credit valuation adjustment	(87)	(138)	205
Mortgage loans originated for sale		(77,752)	(472,027)
Proceeds from the sale of mortgage loans		93,340	568,128
Change in assets and liabilities which provided (used) cash:
Accrued interest receivable	740	1,715	942
Other assets	(4,185)	986	4,423
Other liabilities	(3,535)	844	(4,769)
Net cash (used in) provided by operating activities	(1,606)	14,040	85,033
INVESTING ACTIVITIES
Purchases of investment securities available for sale	(13,757)	(33,630)	(303,330)
Net (purchase) redemption of restricted equity securities	(772)	2,058	867
Proceeds from maturities, prepayments or calls of investment securities available for sale	66,288	62,194	95,542
Proceeds from maturities, prepayments or calls of investment securities held to maturity	37	189	228
Proceeds from sale of investment securities	57,798	28,276	197,018
Proceeds from the sale of commercial loans	432	57,147	20,771
Proceeds from the sale of jumbo residential mortgage loans		59,482	144,199
Proceeds from the sale of consumer loans	10,317	15,682
Proceeds from the sale of repossessed assets		138	280
Proceeds from the sale of branch	11,578
Proceeds from the sale of branch loans	63,756
Net (increase) decrease in loans	(45,208)	405,617	(27,430)
Purchases of bank properties and equipment	(1,012)	(2,116)	(4,159)
Proceeds from the sale of bank properties and equipment	4,387
Restricted cash transferred to cash and cash equivalents	8,000	13,000
Cash transferred to held-for-sale		(1,064)
Return of surrender value of BOLI			1,504
Proceeds from sale of real estate owned	1,050	1,554	7,503
Net cash provided by investing activities	162,894	608,527	132,993
FINANCING ACTIVITIES
Net decrease in deposits	(345,658)	(362,125)	(91,653)
Cash paid in sale of deposits	(183,690)
Net (repayments) borrowings of securities sold under agreements to repurchase - customer	(1,156)	678	(1,490)
Repayments of short-term advances from FHLBNY		(169)	(459)
Borrowings of long-term advances from FHLBNY	24,820
Repayment of obligation under capital lease	(337)	(296)	(278)
Proceeds from issuance of common stock	600	20,000
Proceeds from exercise of stock options	15	16	8
Net cash used in financing activities	(505,406)	(341,896)	(93,880)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(344,118)	280,671	124,146
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	548,433	267,762	143,616
CASH AND CASH EQUIVALENTS, END OF YEAR	204,315	548,433	267,762
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	9,744	12,633	15,619
SUPPLEMENTAL DISCLOSURE OF NON-CASH ITEMS
Transfer of loans and bank properties to real estate owned	$ 908	$ 945	3,851
Transfer of loans from held-for-sale to held-for-investment			$ 413